INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
INVENTORIES
Schedule of inventories

	2017	2016
Telephone handsets and accessories for sale	65	117
SIM-Cards	16	16
Other inventory	16	18
Inventory write-downs	(25)	(26)

Total inventories	72	125